Consolidated Statements of Cash Flows Supplemental Disclosure (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Purchase of unproved lands at fair value		$ 790
Settlement of trade receivables at fair value	$ 52,299	$ 1,343
Non-cash gain on reversal of decommissioning obligation			$ 1,194
Common shares of MFC Bancorp issued to director	10,000		10,000
Percentage of participating interest			95.00%
Net loss on disposition of assets			$ 11,987
Receivables due from subsidiaries			$ 11,600